Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Class A Preferred Stock	Class B Preferred Stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Balance at Mar. 31, 2014	$ (2,304,495)	$ 0	$ 0	$ 4,999	$ 83,567,380	$ (85,876,874)
Balance (in shares) at Mar. 31, 2014				4,999,338
Net loss	(7,026,913)	0	0	$ 0	0	(7,026,913)
Stock-based compensation expense	864,306	0	0	0	864,306	0
Issuance of Class B convertible preferred stock, net of offering costs of $249,000	1,691,506		$ 162	0	1,691,344	0
Issuance of Class B convertible preferred stock, net of offering costs of $249,000 (in shares)			161,709
Issuance of common stock upon exercise of options and warrants	92,609	0	$ 0	$ 24	92,585	0
Issuance of common stock upon exercise of options and warrants (in shares)				23,913
Issuance of Class A convertible preferred stock, net of offering costs of $577,600	2,916,065	$ 291	0	$ 0	2,915,774	0
Issuance of Class A convertible preferred stock, net of offering costs of $577,600 (in shares)		291,142
Accretion of the fair value of the Class A and Class B convertible preferred stock beneficial conversion features and relative fair value of warrants	0	$ 0	0	0	4,864,292	(4,864,292)
Estimated relative fair value of warrants issued in connection with related-party notes payable amendment	280,370	0	0	0	280,370	0
Issuance of restricted stock in connection with consulting agreement	17,400	0	0	$ 3	17,397	0
Issuance of restricted stock in connection with consulting agreement (in shares)				3,334
Issuance of Class A convertible preferred stock upon conversion of 5% bridge notes and accrued interest	1,766,997	$ 164	0	$ 0	1,766,833	0
Issuance of Class A convertible preferred stock upon conversion of 5% bridge notes and accrued interest (in shares)		163,608
Estimated relative fair value of beneficial conversion feature of 5% bridge notes	826,919	$ 0	0	0	826,919	0
Estimated relative fair value of warrants issued in connection with 7% notes payable	458,937	0	0	0	458,937	0
Balance at Mar. 31, 2015	(416,299)	$ 455	$ 162	$ 5,026	97,346,137	(97,768,079)
Balance (in shares) at Mar. 31, 2015		454,750	161,709	5,026,585
Net loss	(9,820,364)	$ 0	$ 0	$ 0	0	(9,820,364)
Stock-based compensation expense	2,572,296	0	0	0	2,572,296	0
Issuance of Class B convertible preferred stock, net of offering costs of $249,000	3,896,678	0	$ 373	$ 0	3,896,305	0
Issuance of Class B convertible preferred stock, net of offering costs of $249,000 (in shares)			372,862	0
Issuance of common stock in public offering, net of costs of $856,800	5,938,099	0	$ 0	$ 2,091	5,936,008	0
Issuance of common stock in public offering, net of costs of $856,800 (in shares)				2,090,750
Mandatory conversion of Class A convertible preferred stock and Class B convertible preferred stock	0	$ (455)	$ (535)	$ 4,977	1,064,068	(1,068,055)
Mandatory conversion of Class A convertible preferred stock and Class B convertible preferred stock (in shares)		(454,750)	(534,571)	4,977,038
Issuance of common stock upon exercise of options and warrants	10,881	$ 0	$ 0	$ 40	10,841	0
Issuance of common stock upon exercise of options and warrants (in shares)				40,137
Accretion of the fair value of the Class A and Class B convertible preferred stock beneficial conversion features and relative fair value of warrants	0	0	0	$ 0	4,474,348	(4,474,348)
Estimated relative fair value of warrants issued in connection with related-party notes payable amendment	26,901	0	0	0	26,901	0
Issuance of restricted stock in connection with consulting agreement	150,150	0	0	$ 55	150,095	0
Issuance of restricted stock in connection with consulting agreement (in shares)				55,000
Issuance of common stock for board of director compensation	216,529	0	0	$ 62	216,467	0
Issuance of common stock for board of director compensation (in shares)				61,803
Estimated relative fair value of beneficial conversion feature of 5% bridge notes	521,056	0	0	$ 0	521,056	0
Balance at Mar. 31, 2016	$ 3,095,927	$ 0	$ 0	$ 12,251	$ 116,214,522	$ (113,130,846)
Balance (in shares) at Mar. 31, 2016				12,251,313